Pension and other postretirement benefits, Asset Allocations by Asset Class (FY) (Details) - Non-U.S. Plans [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	$ 175	$ 669
Other postretirement benefit plan assets	0	0
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	2	63
Equity Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	28	56
Debt Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	52	82
Insurance Contracts [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	93	468
Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	28	93
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	2	63
Level 1 [Member] | Equity Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	26	30
Level 1 [Member] | Debt Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	0	0
Level 1 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	0	0
Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	52	82
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	0	0
Level 2 [Member] | Equity Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	0	0
Level 2 [Member] | Debt Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	52	82
Level 2 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	0	0
Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	95	494	$ 473
Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	0	0
Level 3 [Member] | Equity Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	2	26	27
Level 3 [Member] | Debt Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	0	0
Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets	$ 93	$ 468	$ 446